OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Other Assets1 [Abstract]
OTHER ASSETS
OTHER ASSETS

	December 31, 2017		December 31, 2016
	Current	Non-current	Current	Non-current
	$	$	$	$
Financial assets:
Restricted cash (1)	—	3,079	—	3,061
Deferred consideration (2)(3)(4)	2,394	15,639	2,720	8,335
Derivative asset	1,287	—	—	—
Non-financial assets:
Non-current value added tax receivable (note 11)	—	6,751	—	6,531
Non-current inventory (note 7)	—	3,973	—	1,811
	3,681	29,442	2,720	19,738

(1)	We have cash and security deposits in relation to our close down and restoration provisions of $1,895,000 (December 31, 2016 - $1,877,000).

(2)
On October 31, 2016, we sold our Parral properties in Chihuahua, Mexico, including the Veta Colorada, La Palmilla, and San Patricio properties, to Endeavour Silver Corp. ("Endeavour Silver") for consideration of:

•	1,198,083 shares of Endeavour Silver, valued at $5,272,000;

•
The right to receive $200,000 worth of Endeavour Silver shares for each one million silver ounces included in an estimate of Measured and Indicated Mineral Resources in accordance with NI 43-101 to be prepared by Endeavour Silver in respect of the San Patricio and La Palmilla properties, initially valued at $1,091,000; and

•	We have retained a 1.0% net smelter returns royalty on all mineral products from the San Patricio and La Palmilla properties.

(3)	On November 1, 2016, we sold our Diablillos and M-18 properties in Argentina to Abra Plata (formerly Huayra Minerals Corporation) for consideration of:

•
19.9% equity stake in Abra Plata, with free carried interest until the completion of a financing of $5,000,000 or more, valued at $2,887,000. By December 31, 2017, $3,992,000 of financing had been completed with the balance completed in January 2018;

8.	OTHER ASSETS (Continued)

•
Cash payments of $1,100,000 which we received by December 31, 2017, and $13,000,000 ($250,000 received by December 31, 2017) within four years, valued initially at $7,452,000 using a discount rate of 20%; and

•	We have retained a 1.0% net smelter returns royalty on production from each of the projects.

(4)	On May 2, 2017, we sold our Berenguela project in Peru to Valor Resources Limited ("Valor") for consideration of:

▪	145,881,177 shares of Valor, valued at $1,098,000;

▪	Additional shares from financing over the next year, valued at $520,000;

▪	Cash payment of $12,000,000 over the next 5 years ($150,000 received by December 31, 2017), valued at $6,726,000 using a discount rate of 15%; and

•	We have retained a 1.0% net smelter returns royalty on production from the project.